LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	£ 111,449
At 31 December	116,060	£ 111,449
Types of insurance contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	96,812	84,366
New business	3,780	5,684
Changes in existing business	1,832	6,798
Change in liabilities charged to the income statement (note 10)	5,612	12,482
Exchange and other adjustments	0	(36)
At 31 December	102,424	96,812
Participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	14,063	13,912
New business	28	37
Changes in existing business	(1,050)	114
Change in liabilities charged to the income statement (note 10)	(1,022)	151
Exchange and other adjustments	0	0
At 31 December	13,041	14,063
Gross
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	110,875	98,278
New business	3,808	5,721
Changes in existing business	782	6,912
Change in liabilities charged to the income statement (note 10)	4,590	12,633
Exchange and other adjustments	0	(36)
At 31 December	115,465	110,875
Reinsurance
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	715	716
New business	(100)	45
Changes in existing business	(5)	(46)
Change in liabilities charged to the income statement (note 10)	(105)	(1)
Exchange and other adjustments	0	0
At 31 December	820	715
Net amount arising from insurance contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	110,160	97,562
New business	3,708	5,676
Changes in existing business	777	6,958
Change in liabilities charged to the income statement (note 10)	4,485	12,634
Exchange and other adjustments	0	(36)
At 31 December	£ 114,645	£ 110,160